Annual Fund Operating Expenses - AZL Small Cap Stock Index Fund	Apr. 30, 2021
AZL Small Cap Stock Index Fund Class 2
Operating Expenses:
Management Fees (as a percentage of Assets)	0.26%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.59%
AZL Small Cap Stock Index Fund Class 1
Operating Expenses:
Management Fees (as a percentage of Assets)	0.26%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.34%